Finance costs - Summary of Net Finance Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Interest income	€ 103	€ 85	€ 65
Interest expense on external debt	(274)	(242)	(162)
Other finance cost	(32)	(30)	(23)
Total finance costs, net	(203)	(187)	(120)
Interest rate and cross currency swaps
Disclosure of detailed information about financial instruments [line items]
Interest income	36	45	47
Interest expense	€ 56	€ 77	€ 67